Loss Before Income Tax - Additional Information (Details) € in Millions					1 Months Ended						3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 18, 2019 USD ($)	Sep. 10, 2019 USD ($)	Oct. 12, 2018 USD ($)	Sep. 14, 2018 USD ($)	Dec. 31, 2019 USD ($)	Oct. 31, 2019 USD ($)	Sep. 30, 2019 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2019 USD ($) Obligation	Dec. 31, 2018 USD ($)	Jun. 30, 2019 USD ($)	Jun. 21, 2019 EUR (€)
Disclosure Of Loss Before Income Tax Line Item
Revenue recognized relation to patent license agreement													$ 0	$ 0
Deferred consideration up-front milestone receivable recognized													2,500,000		$ 20,000,000
Receipt on non refundable up-front payment upon reaching product regulatory milestone													25,000,000
Revenue recognized from up-front payment as deferred consideration			$ 10,000,000
Revenue											$ 2,206,000	$ 1,870,000	19,254,000	13,507,000
Revenue recognized relation from final cumulative net sales													0
Pre-launch inventory recognized					$ 3,100,000						3,100,000		$ 3,100,000
Grunenthal
Disclosure Of Loss Before Income Tax Line Item
Non-refundable upfront payment received						$ 15,000,000
Milestone payment received	$ 2,500,000				2,500,000
Upfront payment received and allocated						$ 15,000,000
Revenue recognized for right of use license of IP							$ 15,000,000
Revenue recognized relation to patent license agreement		$ 15,000,000												0
Grunenthal | IFRS 15
Disclosure Of Loss Before Income Tax Line Item
Number of performance obligations | Obligation													3
Grunenthal | R&D and CMC services
Disclosure Of Loss Before Income Tax Line Item
Standalone selling price													$ 85,000,000
Grunenthal | Other Development Services
Disclosure Of Loss Before Income Tax Line Item
Standalone selling price													10,000,000
Grunenthal | Clinical, Manufacturing, Regulatory and Reimbursement Approval | Top of Range
Disclosure Of Loss Before Income Tax Line Item
Non-refundable upfront payments receivable													132,500,000
Tasly
Disclosure Of Loss Before Income Tax Line Item
Deferred consideration up-front milestone receivable recognized			$ 20,000,000										20,000,000
Revenue recognized from up-front payment as deferred consideration				$ 10,000,000
Proceeds from closing of strategic alliance													0
TiGenix NV
Disclosure Of Loss Before Income Tax Line Item
Non-refundable upfront payment received									$ 5,900,000	€ 5.0
Milestone payment received | €								€ 5.0
Revenue									$ 5,900,000	€ 5.0
TiGenix NV | Top of Range
Disclosure Of Loss Before Income Tax Line Item
Milestone revenue relating to non-refundable up-front payment | €																€ 10.0
JCR Pharmaceuticals Co. Ltd
Disclosure Of Loss Before Income Tax Line Item
Revenue recognized relation to patent license agreement														1,000,000
Royalties receivable under sales-based milestones					$ 3,800,000						$ 3,800,000	$ 2,200,000	$ 3,800,000	$ 2,200,000